Convertible debenture (Narrative) (Details) - CAD ($)						1 Months Ended		12 Months Ended
	Jul. 15, 2021	Jul. 12, 2021	Jun. 08, 2021	Apr. 09, 2020	Jun. 12, 2019	Aug. 21, 2021	Jun. 15, 2018	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2018	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Notes and debentures issued							$ 322,534
Amount of debt coverted	$ 166,284		$ 17,645	$ 36,268
Warrants granted price per share	$ 1.5							$ 1.5
Interest accrued		$ 1,567	$ 17,883
December 2018 Convertible Debt [Member]
Disclosure of detailed information about borrowings [line items]
Notes and debentures issued		$ 166,284			$ 156,250			$ 0	$ 0		$ 171,146
Maturity term of debentures		three years
Amount of debt coverted							$ 322,534	0	166,284	$ 322,534
Convertible debt, conversion price per unit		$ 1.45								$ 1.25
Warrants granted price per share						$ 1.5
Number of shares issued upon conversion of convertible debentures		1,080	11,922	51,811	125,000
Discount rate of debentures		13.50%
Equity portion of debentures		$ 42,818
Accretion expense								0	9,999
Interest expense on debentures									$ 6,493
Interest accrued		$ 1,567	$ 17,883	$ 36,268
Deemed price per share					$ 1.25
Number Of units issued upon conversion of debt		133,027
Fair value per unit		$ 1.25	$ 1.48	$ 0.7